Segments and Geographical Information - Goodwill Assigned to Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, Cost	$ 2,454		$ 2,529
Acquisitions	11
Divestments	6
Translation differences and other changes	41		(68)
Ending balance, Cost	2,502		2,454
Accumulated impairment at January 1, 2012	(223)		(230)
Accumulated impairment at December 31, 2012	(225)		(223)
Cost [Member]
Goodwill [Line Items]
Divestments	(8)
Translation differences and other changes	45
Accumulated Impairment [Member]
Goodwill [Line Items]
Divestments	2
Translation differences and other changes	(4)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	1,785
Acquisitions	11
Ending balance, Cost	1,821
Accumulated impairment at January 1, 2012	(175)
Accumulated impairment at December 31, 2012	(176)
HPMS [Member] | Cost [Member]
Goodwill [Line Items]
Divestments	(7)
Translation differences and other changes	32
HPMS [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Divestments	2
Translation differences and other changes	(3)
SP [Member]
Goodwill [Line Items]
Ending balance, Cost	311		305
SP [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	6
Manufacturing Operations [Member]
Goodwill [Line Items]
Ending balance, Cost	321		316
Manufacturing Operations [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	5
Corporate and Other [Member]
Goodwill [Line Items]
Ending balance, Cost	49	[1]	48	[1]
Accumulated impairment at December 31, 2012	(49)	[1]	(48)	[1]
Corporate and Other [Member] | Cost [Member]
Goodwill [Line Items]
Divestments	(1)	[1]
Translation differences and other changes	2	[1]
Corporate and Other [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	$ (1)	[1]

[1]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".